Trade receivables	3 Months Ended
Mar. 31, 2024
Trade Receivables
Trade receivables

9	Trade receivables

(a)	Statement of financial position details

	March 31, 2024	December 31, 2023
Private sector:
General (i) and special customers (ii)	2,687,984	2,200,921
Agreements (iii)	177,638	839,010

	2,865,622	3,039,931
Government entities:
Municipal	598,602	623,601
Federal	9,938	8,036
Agreements (iii)	658,021	374,372

	1,266,561	1,006,009
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,134	4,343
São Caetano do Sul	8,109	45,333
São Caetano do Sul Agreement	76,502	-

Total wholesale customers – Municipal governments	88,745	49,676

Unbilled supply	1,092,167	1,138,316

Subtotal	5,313,095	5,233,932
Allowance for doubtful accounts	(1,376,862)	(1,377,209)

Total	3,936,233	3,856,723

Current	3,590,432	3,584,287
Noncurrent	345,801	272,436

Total	3,936,233	3,856,723

(i)	General customers - residential and small and mid-sized companies;
(ii)	Special customers – large consumers, commercial industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and
(iv)	Wholesale basis customers - municipal governments. This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing, and charging final customers.

(b)	The aging of trade receivables is as follows:

	March 31, 2024	December 31, 2023

Current	2,852,858	2,723,975
Past-due:
Up to 30 days	573,435	627,986
From 31 to 60 days	265,847	271,476
From 61 to 90 days	189,807	181,639
From 91 to 120 days	142,875	127,421
From 121 to 180 days	304,359	290,610
From 181 to 360 days	179,209	57,289
Over 360 days	804,705	953,536

Total past-due	2,460,237	2,509,957

Total	5,313,095	5,233,932

(c)	Allowance for doubtful accounts

Changes in assets	January to March 2024	January to March 2023

Balance at the beginning of the period	1,377,209	1,428,517
Creation/(reversal) of losses	40,097	(8,449)
Recoveries	(40,444)	(19,627)

Balance at the end of the period	1,376,862	1,400,441

Reconciliation of estimated/historical losses at the result	January to March 2024	January to March 2023

Write-offs	(190,285)	(190,138)
(Losses)/reversal with state entities – related parties	(580)	(743)
(Losses)/reversal with the private sector/government entities	(40,097)	8,449
Recoveries	40,444	19,627

Amount recorded as expense (Note 27)	(190,518)	(162,805)

The Company does not have customers individually representing 10% or more of its total revenues.

(d)	Registered warrants

The Company has registered warrants issued as a result of final and unappealable lawsuits for the collection of unpaid water and sewage bills from public entities. These bills are considered allowance for doubtful accounts ('PECLD') in their entirety, and the updated values of said bills, calculated according to the respective registered warrants, are not recognized due to uncertainties regarding their realization.

As of March 31, 2024, the Company has registered warrants issued in its favor, currently totaling R$ 3,232,377 (R$ 3,085,265 as of December 31, 2023), which, as mentioned above, are fully provisioned at their original value and do not have their respective updates recognized in the quarterly information.

The reversal of the PECLD for the original bills and their update are recognized when uncertainties regarding their realization are mitigated, i.e. when the realization value becomes determinable due to the predictability of the commencement of its receipt or when negotiated with third parties.

The Company did not negotiate its registered warrants in the current period or in the comparative year and period, and there are no ongoing negotiations, as follows:

Debtor	March 31, 2024	December 31, 2023
Municipality of São Paulo	3,139,801	3,042,927
São Paulo State Government	41,359	-
Municipality of Cachoeira Paulista	15,871	15,456
Municipality of Agudos	13,061	14,964
Other	22,285	11,918
Total	3,232,377	3,085,265

Additionally, the Company negotiated registered warrants for overdue bills with the municipalities of Guarulhos, Santo André, and Mauá in previous fiscal years, which are currently suspended as they serve as collateral for the fulfillment of contracts entered into with the municipalities.

As of May 09, 2024, the Board of Directors approved the adherence to the notice for agreement 1/2024 from the São Paulo Municipal Government (PMSP), whose adherence deadline ends on June 30, 2024. The objective of said Notice is the presentation of direct agreement proposals by holders of registered warrants.

For the adherence to be effective, approval by the Registered Warrants Conciliation Chamber of the Municipal Attorney General Office (PGM) and other subsequent procedures according to the Notice are required, the accuracies of which are still considered uncertain. SABESP may withdraw the proposal at any time, provided it is before the payment made by the Board of Registered Warrants Executions and Calculations of the São Paulo State Court of Justice (Depre), as provided in the Notice.

The Company does not expect changes in the recognition method of the municipality of São Paulo's registered warrants until such adherence becomes effective.